Tax matters (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Schedule of reconciliation of income tax expense
The reconciliation of the income tax expense calculated at the tax rate applicable in Spain (30%) to the income tax expense recognised and the detail of the effective tax rate are as follows:

EUR million
	2020	2019	2018
Consolidated profit (loss) before tax:
From continuing operations	(2,076)	12,543	14,201
From discontinued operations	—	—	—
	(2,076)	12,543	14,201
Income tax at tax rate applicable in Spain (30%)	(623)	3,763	4,260
By the effect of application of the various tax rates applicable in each country*	362	243	509
Of which:
Brazil	560	502	719
United Kingdom	(43)	(80)	(99)
United States	(71)	(71)	(57)
Chile	(24)	(35)	(35)
Effect of profit or loss of associates and joint ventures	29	(97)	(221)
Effect of reassessment of deferred taxes	2,500	(612)	—
Permanent differences and other **	3,364	1,130	338
Current income tax	5,632	4,427	4,886
Effective tax rate	—	35.29%	34.40%
Of which:
Continuing operations	5,632	4,427	4,886
Discontinued operations (note 37)	—	—	—
Of which:
Current taxes	4,214	3,962	4,763
Deferred taxes	1,418	465	123
Income tax (receipts)/payments	2,946	2,593	3,342
*    Calculated by applying the difference between the tax rate applicable in Spain and the tax rate applicable in each jurisdiction to the profit or loss contributed to the Group by the entities which operate in each jurisdiction.
**    In 2020 and 2019 it includes mainly the impairment of goodwill and in 2018 the recognition of tax credits in Portugal.

Schedule of tax recognized in equity
In addition to the income tax recognised in the consolidated income statement, the Group recognised the following amounts in consolidated equity in 2020, 2019 and 2018:

EUR million
	2020	2019	2018
Other comprehensive income
Items not reclassified to profit or loss	(82)	500	(225)
Actuarial gains or (-) losses on defined benefit pension plans	(165)	499	(199)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	92	(42)	—
Financial liabilities at fair value with changes in results attributable to changes in credit risk	(9)	43	(26)
Items that may be reclassified to profit or loss	208	(832)	124
Cash flow hedges	5	(17)	(50)
Changes in the fair value of debt instruments through other comprehensive income	195	(811)	167
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	8	(4)	7
Total	126	(332)	(101)

Schedule of deferred tax assets and liabilities	The detail of deferred tax assets, by classification as monetizable or non-monetizable assets, and of deferred tax liabilities at 31 December 2020, 2019 and 2018 is as follows:

EUR million
	2020		2019		2018
	Monetizable* **	Other	Monetizable* **	Other	Monetizable* **	Other
Tax assets:	10,721	8,525	11,233	11,525	10,866	12,392
Tax losses and tax credits	—	1,093	—	3,428	—	4,276
Temporary differences	10,721	7,432	11,233	8,097	10,866	8,116
Of which:
Non-deductible provisions	—	2,139	—	2,751	—	2,613
Valuation of financial instruments	—	483	—	400	—	609
Loan losses	7,134	1,007	7,645	1,086	7,279	1,308
Pensions	3,587	875	3,587	1,009	3,587	632
Valuation of tangible and intangible assets	—	1,373	—	1,317	—	1,215

Tax liabilities:	—	5,933	—	6,522	—	5,568
Temporary differences	—	5,933	—	6,522	—	5,568
Of which:
Valuation of financial instruments	—	1,791	—	2,073	—	1,168
Valuation of tangible and intangible assets	—	2,311	—	1,962	—	1,503
Investments in Group companies	—	440	—	831	—	880
*Not deductible from regulatory capital.
**Banco Popular Español, S.A.U. considered that part of its monetizable assets were converted into credit against the Tax Administration in 2017 income tax return, as the circumstances of the aforementioned regulations were met at the end of that year (EUR 995 million). The Spanish tax authorities have expressly confirmed the nature of these assets as monetizable, but they consider that conditions for conversion are not met at the end of 2017, without prejudice to the conversion in future years.
Schedule of changes in deferred tax assets and liabilities
The changes in Tax assets - Deferred and Tax liabilities - Deferred in the last three years were as follows:

EUR million
	Balances at 31 December 2019	(Charge)/Credit to income	Foreign currency balance translation differences and other items	(Charge)/Credit to asset and liability valuation adjustments	Acquisition for the year (net)	Balances at 31 December 2020
Deferred tax assets	22,758	(1,016)	(2,465)	38	(69)	19,246
Tax losses and tax credits	3,427	(2,065)	(266)	—	(3)	1,093
Temporary differences	19,331	1,049	(2,199)	38	(66)	18,153
Of which monetizable	11,233	613	(1,125)	—	—	10,721
Deferred tax liabilities	(6,522)	(402)	851	156	(16)	(5,933)
Temporary differences	(6,522)	(402)	851	156	(16)	(5,933)
	16,236	(1,418)	(1,614)	194	(85)	13,313

EUR million
	Balance at 31 December 2018	(Charge)/Credit to income	Foreign currency balance translation differences and other items	(Charge)/Credit to asset and liability valuation adjustments	Acquisition for the year (net)	Balance at 31 December 2019
Deferred tax assets	23,258	215	(610)	(92)	(13)	22,758
Tax losses and tax credits	4,276	(301)	(548)	—	—	3,427
Temporary differences	18,982	516	(62)	(92)	(13)	19,331
Of which monetizable	10,866	427	(60)	—	—	11,233
Deferred tax liabilities	(5,568)	(680)	92	(366)	—	(6,522)
Temporary differences	(5,568)	(680)	92	(366)	—	(6,522)
	17,690	(465)	(518)	(458)	(13)	16,236

EUR million
	Balances at 31 December 2017	IFRS 9 Adoption impact (Balance at 1 January 2018)	(Charge)/Credit to income	Foreign currency balance translation differences and other items	(Charge)/Credit to asset and liability valuation adjustments	Acquisition for the year (net)	Balance at 31 December 2018
Deferred tax assets	23,210	680	241	(807)	149	(215)	23,258
Tax losses and tax credits	4,457	—	(128)	1	—	(54)	4,276
Temporary differences	18,753	680	369	(808)	149	(161)	18,982
Of which monetizable	11,046	273	391	(844)	—	—	10,866
Deferred tax liabilities	(4,837)	—	(364)	(114)	(315)	62	(5,568)
Temporary differences	(4,837)	—	(364)	(114)	(315)	62	(5,568)
	18,373	680	(123)	(921)	(166)	(153)	17,690